Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 17,202	£ 17,562
Charge for the year	(1,103)	(902)	£ (934)
Impairment losses	(126)	(134)	(690)
Ending Balance	30,955	17,202	17,562
Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,732	8,738
Ending Balance	19,620	8,732	8,738
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	27,587	26,931
Exchange adjustments	(1,492)	359
Capitalised development costs	239	203
Capitalised borrowing costs	1	1
Additions through business combinations	15,479
Other additions	662	327
Disposals and asset write-offs	(242)	(209)
Transfer to assets held for sale	(296)	(92)
Reclassifications	69	67
Ending Balance	42,007	27,587	26,931
Cost [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	9,056	8,993
Exchange adjustments	(1,037)	63
Additions through business combinations	12,357
Transfer to assets held for sale	(227)
Reclassifications	(255)
Ending Balance	19,894	9,056	8,993
Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(7,720)	(6,898)
Exchange adjustments	142	(131)
Charge for the year	(1,103)	(902)
Disposals and asset write-offs	219	191
Transfer to assets held for sale	46	20
Ending Balance	(8,416)	(7,720)	(6,898)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,665)	(2,471)
Exchange adjustments	72	(89)
Impairment losses	(135)	(137)
Reversal of impairments	10	3
Disposals and asset write-offs	22	18
Transfer to assets held for sale	60	11
Ending Balance	(2,636)	(2,665)	(2,471)
Impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(324)	(255)
Impairment losses	(3)	(69)
Transfer to assets held for sale	53
Ending Balance	(274)	(324)	(255)
Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(10,385)
Ending Balance	(11,052)	(10,385)
Depreciation, amortisation, and impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(324)
Ending Balance	(274)	(324)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,046	1,054
Ending Balance	1,058	1,046	1,054
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,365	2,174
Exchange adjustments	(37)	32
Capitalised borrowing costs	1	1
Additions through business combinations	31
Other additions	197	173
Disposals and asset write-offs	(235)	(80)
Transfer to assets held for sale	(7)	(2)
Reclassifications	82	67
Ending Balance	2,397	2,365	2,174
Computer software [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,307)	(1,111)
Exchange adjustments	19	(24)
Charge for the year	(233)	(240)
Disposals and asset write-offs	215	67
Transfer to assets held for sale	4	1
Ending Balance	(1,302)	(1,307)	(1,111)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(12)	(9)
Exchange adjustments	2
Impairment losses	(48)	(17)
Disposals and asset write-offs	19	14
Transfer to assets held for sale	2
Ending Balance	(37)	(12)	(9)
Computer software [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,319)
Ending Balance	(1,339)	(1,319)
Licences And Franchises Amortised Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	7,424	7,770
Ending Balance	10,277	7,424	7,770
Licences And Franchises Amortised Brands [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	16,166	15,764
Exchange adjustments	(418)	264
Capitalised development costs	239	203
Additions through business combinations	3,091
Other additions	465	154
Disposals and asset write-offs	(7)	(129)
Transfer to assets held for sale	(62)	(90)
Reclassifications	242
Ending Balance	19,716	16,166	15,764
Licences And Franchises Amortised Brands [Member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(6,413)	(5,787)
Exchange adjustments	123	(107)
Charge for the year	(870)	(662)
Disposals and asset write-offs	4	124
Transfer to assets held for sale	42	19
Ending Balance	(7,114)	(6,413)	(5,787)
Licences And Franchises Amortised Brands [Member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,329)	(2,207)
Exchange adjustments	70	(89)
Impairment losses	(84)	(51)
Reversal of impairments	10	3
Disposals and asset write-offs	3	4
Transfer to assets held for sale	5	11
Ending Balance	(2,325)	(2,329)	£ (2,207)
Licences And Franchises Amortised Brands [Member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(8,742)
Ending Balance	£ (9,439)	£ (8,742)